Document and Entity Information	May 20, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 20, 2026
Entity File Number	814-01718
Entity Registrant Name	WTI Fund XI, Inc.
Entity Central Index Key	0001987731
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	92-1737785
Entity Address, Address Line One	104 La Mesa Drive
Entity Address, Address Line Two	Suite 102
Entity Address, City or Town	Portola Valley
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94028
City Area Code	650
Local Phone Number	234-4300
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false